Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net income	$ 107.7	$ 235.5
Adjustments to reconcile net income after tax to net cash provided by/(used in) operating activities:
Share compensation expense	5.3	6.8
Accretion, amortization and depreciation	(15.3)	(9.0)
Net realized and unrealized (gain)/loss on investments	(18.8)	16.5
Deferred tax expense/(benefit)	0.2	0.0
Net changes in assets and liabilities:
Accrued investment income	11.4	(0.2)
Premiums and other receivables	(467.5)	(584.4)
Amounts due from The Fidelis Partnership	(166.8)	(74.3)
Deferred reinsurance premiums	(238.5)	(344.1)
Reinsurance balances recoverable on paid losses	(88.4)	(9.6)
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	147.8	(54.0)
Deferred policy acquisition costs	(186.5)	(139.7)
Other assets	2.5	4.7
Reserves for losses and loss adjustment expenses	(866.0)	347.3
Unearned premiums	726.4	639.8
Reinsurance balances payable	245.9	316.5
Amounts due to The Fidelis Partnership	146.1	75.6
Other liabilities	17.4	64.7
Net cash provided by/(used in) operating activities	(637.1)	492.1
Investing activities
Purchase of available-for-sale securities	(1,293.8)	(1,544.0)
Proceeds from maturities of available-for-sale securities	506.7	639.2
Proceeds from sales of available-for-sale securities	1,591.8	612.5
Proceeds from sale of other investments	0.0	0.6
Purchase of other investments	(185.5)	0.0
Purchase of fixed assets	(1.0)	(3.9)
Net cash provided by/(used in) investing activities	618.2	(295.6)
Financing activities
Proceeds from issuance of debt, net of issuance costs	393.3	0.0
Dividends on common shares	(37.4)	(35.0)
Repurchase of common shares	(142.7)	(105.5)
Tax paid on withholding shares	(0.2)	(2.2)
Repurchase of preferred securities	(59.6)	0.0
Net cash provided by/(used in) financing activities	153.4	(142.7)
Effect of exchange rate changes on foreign currency cash	7.9	1.2
Net increase in cash, restricted cash, and cash equivalents	142.4	55.0
Cash, restricted cash, and cash equivalents, beginning of period	946.6	964.1
Cash, restricted cash, and cash equivalents, end of period	1,089.0	1,019.1
Cash, restricted cash, and cash equivalents comprise the following:
Cash and cash equivalents	892.5	806.8
Restricted cash and cash equivalents	196.5	212.3
Total cash, cash equivalents and restricted cash	$ 1,089.0	$ 1,019.1